ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	1 Months Ended	12 Months Ended		102 Months Ended	1 Months Ended	12 Months Ended
	Nov. 20, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Jan. 31, 2014 Subsequent Event [Member]	Dec. 31, 2013 Warrant [Member]	Nov. 20, 2013 Capricor stockholders [Member]	Nov. 20, 2013 Nile stockholders [Member]
Accounting Policies [Line Items]
Stockholders Equity, Reverse Stock Split	1-for-50	1-for-50
Common Stock Shares Authorized	50,000,000	50,000,000	100,000,000	50,000,000
Preferred Stock, Shares Authorized	5,000,000		10,000,000
Common Stock, Par or Stated Value Per Share	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Development Stage Enterprise, Deficit Accumulated During Development Stage		$ 16,098,535	$ 7,206,611	$ 16,098,535
unamortised Patents		194,732		194,732
Amortization of Intangible Assets		4,330	4,330	297,196
Finite-Lived Intangible Assets, Amortization Expense, Next Twelve Months		4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Two		4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Three		4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Four		4,330		4,330
Finite-Lived Intangible Assets, Amortization Expense, Year Five		4,330		4,330
Research and Development in Process		1,500,000
Income Tax Examination, Penalties and Interest Expense, Total		0	0	0
Research and Development Expense, Total		5,197,178	2,634,222	11,499,595
Comprehensive Income (Loss), Net of Tax, Attributable to Parent, Total		(980)	(21,795)	20,815
Percentage of Holding on Common Stock Effective After Consummation of Merger on Fully Dilutive Basis							90.00%	10.00%
Number of Rights Offer for each Share as per Merger Agreement		2.07
Cash, Cash Equivalents, and Short-term Investments, Total		2,100,000	4,400,000	2,100,000
Proceeds From Development Fee					12,500,000
Goodwill, Impairment Loss		1,919,000	0	1,919,000
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		5,220,800	5,413,413
Business Combination, Recognized Identifiable Assets Acquired and Liabilities Assumed, Net, Total		1,257,000		1,257,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Net, Total		$ 3,176,000		$ 3,176,000
Common Stock Issued to Certain Warrant Holders for Cancellation of Certain Warrants						59,546